Voya Government Money Market Fund Performance Management - Voya Government Money Market Fund	Mar. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the Fund. The Fund, previously named Voya Government Money Market Fund II, is the successor to Voya Government Money Market Fund, a former series of Voya Series Fund, Inc. (the “Predecessor Fund”), a mutual fund with identical investment objectives, policies, and restrictions, as a result of the reorganization of the Predecessor Fund into the Fund on or about November 8, 2019 (the “Reorganization Date”). The Fund was renamed “Voya Government Money Market Fund” following the Reorganization Date. The performance in the bar chart and table prior to the Reorganization Date is that of the Predecessor Fund. The following bar chart shows the changes in the Fund's performance from year to year, and the table provides additional performance information. The Fund's performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The bar chart shows the performance of the Fund's Class A shares. Performance for other share classes would differ to the extent they have differences in their fees and expenses. Because Class R6 shares of the Fund did not have a full calendar year of operations as of the calendar year ended December 31, 2024, no performance information for Class R6 shares is provided below.Prior to May 1, 2016, the Fund operated as a prime money market fund and invested in certain types of securities that the Fund was no longer permitted to hold. Consequently, the performance information below may have been different if the current investment limitations had been in effect during the period prior to the Predecessor Fund’s conversion to a government money market fund. The Fund's past performance is no guarantee of future results. For the most recent performance figures, go to https://individuals.voya.com/literature or call 1-800-992-0180.
Performance Past Does Not Indicate Future [Text]	 The Fund's past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows the changes in the Fund's performance from year to year, and the table provides additional performance information.
Performance One Year or Less [Text]	Class R6 shares of the Fund did not have a full calendar year of operations as of the calendar year ended December 31, 2024,
Bar Chart [Heading]	Calendar Year Total Returns Class A (as of December 31 of each year)
Bar Chart Closing [Text Block]	Best quarter:4th Quarter 20231.27%Worst quarter:1st Quarter 20220.00%Year-to-date total return:June 30, 20252.03%
Performance Table Heading	Average Annual Total Returns %  <br/>(for the periods ended December 31, 2024)
Performance Table Narrative	For the Fund's current 7 day yield and current 7 day effective yield, please call the Fund at 1-800-992-0180.
Money Market Seven Day Yield Phone	1-800-992-0180
Performance Availability Website Address [Text]	https://individuals.voya.com/literature
Performance Availability Phone [Text]	1-800-992-0180
Class A
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Year-to-date total return:
Bar Chart, Year to Date Return	2.03%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best quarter:
Highest Quarterly Return	1.27%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst quarter:
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2022